BONDS AND NOTES ISSUED, Maturity Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 16,944,418	S/ 16,181,568
Up to 3 Months [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	164,559	291,866
From 3 Months to 1 Year [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	692,342	547,325
From 1 to 3 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	5,478,658	3,294,335
From 3 to 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	4,628,011	6,714,223
More than 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 5,980,848	S/ 5,333,819